PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and Other Current Assets
	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Prepaid expenses	4,800	18,897
Advance to employees	1,121	1,562
Rental and other deposits	858	5,264
Interest receivable	20,722	16,652
Receivable from a broker for exercise of employee stock options	667	237
Others	1,993	3,970

	30,161	46,582